Note 9 - Long-term Debt - Summary of Future Annual Loan Repayments for Long-term Debt (Details)	Dec. 31, 2016 USD ($)
2017	$ 7,697,915
2018	14,304,000
2019	19,824,000
2020	934,000
2021	934,000
Thereafter	8,663,000
Total	$ 52,356,915